BANK BORROWINGS (Details 3)	1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended	1 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended
	Jun. 30, 2011 Trina China CDB	Dec. 31, 2012 Trina China CDB USD ($)	Dec. 31, 2011 Trina China CDB USD ($)	Jun. 29, 2011 Trina China CDB USD ($)	May 31, 2011 Trina China Export-Import Bank of China	Dec. 31, 2012 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2011 Trina China Export-Import Bank of China USD ($)	May 17, 2011 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2011 Trina China Agriculture Bank of China USD ($)	Dec. 31, 2011 Trina China Agriculture Bank of China CNY	Dec. 31, 2012 Trina China Agriculture Bank of China USD ($) item	Dec. 31, 2012 Trina China Agriculture Bank of China CNY item	Dec. 23, 2011 Trina China Agriculture Bank of China USD ($)	Dec. 23, 2011 Trina China Agriculture Bank of China CNY	Dec. 31, 2012 Trina China US LIBOR CDB	Dec. 31, 2011 Trina China US LIBOR CDB	Dec. 31, 2012 Trina China US LIBOR Export-Import Bank of China	Dec. 31, 2011 Trina China US LIBOR Export-Import Bank of China	Jan. 30, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB	Dec. 31, 2012 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($) item	Dec. 31, 2012 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€) item	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($)	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Mar. 14, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Jan. 11, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Dec. 31, 2012 Trina Solar (Luxembourg) S.A.R.L. EUR LIBOR CDB	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2012 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 07, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($) MW	Dec. 31, 2012 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. CDB USD ($)	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Dec. 31, 2012 Trina Solar (Luxembourg) Holdings S.A.R.L. US LIBOR CDB	Dec. 31, 2012 Long-term borrowings secured by property, plant and equipment Trina China Syndicate of banks USD ($)	Dec. 31, 2012 Long-term borrowings secured by property, plant and equipment Trina China Export-Import Bank of China USD ($)	Dec. 31, 2012 Long-term borrowings secured by property, plant and equipment Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2012 Long-term borrowings secured by land use right Trina China Syndicate of banks USD ($)	Dec. 31, 2012 Long-term borrowings secured by land use right Trina China Agriculture Bank of China USD ($)	Sep. 30, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks CNY	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Renminbi (RMB) facility CNY	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China US dollar facility USD ($)	Dec. 31, 2012 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China US LIBOR Syndicate of banks
Long-term borrowings
Average interest rate (as a percent)											6.65%	6.65%			3.47%	3.25%	4.47%	4.59%		4.26%	4.26%	4.66%	4.66%							2.63%	2.61%		4.21%	4.21%
Term of credit facility	3 years				3 years				3 years	3 years									15 years	3 years	3 years						3 years					3 years								5 years
Maximum borrowing capacity				$ 180,000,000				$ 40,000,000					$ 4,800,000	30,000,000											€ 100,000,000				$ 100,000,000			$ 80,000,000			$ 283,420,944	$ 30,684,048	$ 116,786,627	$ 14,279,056	$ 2,341,890					$ 241,965,434	1,524,600,000	$ 80,000,000
Borrowing capacity designated solely for the expansion of the Company's production capacity																																												205,050,072	1,292,000,000	80,000,000
Loan balance outstanding		180,000,000	180,000,000			10,500,000	14,000,000	14,000,000	4,800,000	30,000,000	4,800,000	30,000,000								17,300,000	13,100,000	53,400,000	41,300,000	50,000,000	50,000,000		100,000,000	100,000,000				80,000,000									184,573,440		254,003,581
Amount of remaining facility which can be drawn down on or after completion of capacity expansion								$ 26,000,000																																	$ 36,915,362	232,600,000
Weighted average interest rate for borrowings (as a percent)																																															6.43%	6.50%
Interest rate on RMB-denominated borrowings as a percentage of the rate stipulated by the People's Bank of China for loans of similar duration																																									110.00%	110.00%
Variable interest rate base															three-month US LIBOR		six-month US LIBOR									six-month EUR LIBOR				Hong Kong Interbank Offered Rate			six-month US LIBOR	six-month US LIBOR													six-month US London Interbank Offered Rate
Interest rate, basis points added to variable rate (as a percent)															3.00%		3.80%									3.00%				2.25%			3.70%	3.70%													3.00%
Number of loan covenants under the facility											0	0								0	0
Period over which violation of revised covenants not probable		1 year
Initial period of draw down																											12 months
Total term of each tranche from initial draw down																											36 months
Extended period of tranche from draw down																											2 years
Expected addition of cell and module capacity (in MW)																													500